INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

11.    INCOME TAX EXPENSE

Income tax expense in the consolidated income statement represents:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Current tax
- Provision for the year	15,136	14,334	17,522
- Adjustment of prior years	(467)	(117)	(462)
Deferred taxation (Note 25)	3,385	(7,873)	6,258
	18,054	6,344	23,318

11.    INCOME TAX EXPENSE (Continued)

Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Earnings before income tax	90,161	48,615	109,169
Expected PRC income tax expense at a statutory tax rate of 25%	22,540	12,154	27,292
Tax effect of non-deductible expenses	2,402	3,281	5,948
Tax effect of non-taxable income	(4,458)	(8,330)	(8,096)
Tax effect of preferential tax rate (i)	(2,003)	(1,011)	(2,766)
Effect of income taxes at foreign operations	(312)	(730)	(222)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(335)	(65)	(701)
Tax effect of tax losses not recognized	498	1,087	1,391
Write-down of deferred tax assets	189	75	934
Adjustment of prior years	(467)	(117)	(462)
Actual income tax expense	18,054	6,344	23,318

Note:

(i)	The provision for PRC current income tax is based on a statutory income tax rate of 25%of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2021. According to Announcement [2020] No. 23 of the Ministry of Finance (“ MOF”) “Announcement of the MOF, the State Taxation Administration and the National Development and Reform Commission on continuation of the income tax policy of western development enterprises”, the preferential tax rate of 15% extends from January 1, 2021 to December 31, 2030.